Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts
Schedule II – Valuation and Qualifying Accounts

(In thousands of U.S. dollars)

	Column A	Column B	Column C	Column D
Description	Balance at Beginning of Period	Additions (Charged to Costs and Expenses)	Deductions (Write-Offs and Actual Losses Incurred)	Balance at End of Period
Year ended December 31, 2014:
Provisions for Losses on Long-Term Contracts (*)	140,259	37,124	41,835	135,548
Provisions for Claims and Potential Contractual Penalties and Others	9,208	820	2,471	7,557
Allowance for Doubtful Accounts	7,117	1,125	797	7,445
Valuation Allowance on Deferred Taxes	9,358	675	4,609	5,424

Year ended December 31, 2013:
Provisions for Losses on Long-Term Contracts (*)	129,215	38,928	27,884	140,259
Provisions for Claims and Potential Contractual Penalties and Others	6,846	2,561	199	9,208
Allowance for Doubtful Accounts	9,128	—	2,011	7,117
Valuation Allowance on Deferred Taxes	4,372	6,162	1,176	9,358

Year ended December 31, 2012:
Provisions for Losses on Long-Term Contracts (*)	196,980	32,996	100,761	129,215
Provisions for Claims and Potential Contractual Penalties and Others	8,236	648	2,038	6,846
Allowance for Doubtful Accounts	6,861	2,865	598	9,128
Valuation Allowance on Deferred Taxes	1,302	4,240	1,170	4,372

*
An amount of $64,065, $76,017 and $72,045 as of December 31, 2012, 2013 and 2014, respectively, is presented as a deduction from inventories, and an amount of $65,150, $64,242 and $63,503 as of December 31, 2012, 2013 and 2014, respectively, is presented as part of other payables and accrued expenses.